HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 297,059	$ 272,022
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	1,677
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	15,150
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	16,350
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	263,882
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	255,521	272,386
Held-to-maturity, fair value, remaining contractual maturity, due within one year	1,664
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	14,614
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	16,029
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 223,214
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.61%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.26%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.35%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	5.21%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.47%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 16,202	16,544
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	12,415
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	3,787
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	14,285	16,825
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	11,972
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 2,313
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.18%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.37%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	1.58%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 30,985	32,689
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	1,677
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	1,959
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	2,052
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	25,297
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	26,608	33,475
Held-to-maturity, fair value, remaining contractual maturity, due within one year	1,664
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	1,912
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	2,018
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 21,014
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.12%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.26%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	1.58%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	2.28%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.20%
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 216,966	188,909
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	216,966
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	182,744	187,984
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 182,744
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.27%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.27%
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,253	1,082
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	18
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	65
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	1,170
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,106	1,095
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	17
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	61
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 1,028
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	3.11%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.93%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	3.88%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	3.07%
Collateralized loan obligations [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 29,926	31,067
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	13,264
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	16,662
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	29,200	31,259
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	13,085
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 16,115
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	5.62%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	5.71%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	5.55%
Other debt securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,727	1,731
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	758
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	969
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,578	$ 1,748
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	713
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	865
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	4.47%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	4.10%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	4.75%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	0.00%